Expenses for shipping activities - Disclosure of general and administrative expense explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Wages and salaries	$ (15,209)	$ (12,029)
Social security costs	(2,541)	(1,918)
Other employee benefits	(5,202)	(1,637)
Employee benefits	(22,952)	(15,584)
Administrative expenses	(34,648)	(39,501)
Tonnage Tax	(1,419)	(1,459)
Claims	796	0
Provisions	(335)	149
Total general and administrative expenses	$ (58,558)	$ (56,395)